SCHEDULE OF VALUATION ASSUMPTIONS (Details) - USD ($)		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Expected Volatility		70.00%
Expected Dividends
Weighted Average Expected Term (in years)	5 years	5 years
Risk-Free Interest Rate	4.08%	4.22%
Maximum [Member]
Shareholder holds shares owned on May 31, 2023 through warrant exercise date		95.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring		2.25%
Minimum [Member]
Shareholder holds shares owned on May 31, 2023 through warrant exercise date		75.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring		0.025%